UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4980

TCW Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA	90017

(Address of principal executive offices)	(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(213) 244-0000

Date of fiscal year end:	December 31, 2009

Date of reporting period:	September 30, 2009

Item 1.	Schedule of Investments.

The schedule of investments for the period ending July 1, 2009 through September 30, 2009 is filed herewith.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2009 (Unaudited)

Principal Amount			Value
		Fixed Income Securities
		Asset Backed Securities (0.0%)

$2,500,000		Ameriquest Mortgage Securities, Inc., (06-R2-M10), 2.746%, due 04/25/36(1) (2)	$35,000
543,550		Saxon Asset Securities Trust, (07-1-B2), 2.496%, due 01/25/47(1) (2)	543

		Total Asset Backed Securities (Cost: $2,640,503)	35,543

		Collateralized Debt Obligations (1.3%)
1,500	(5)	ACA CLO, Ltd., (06-2), (144A), 8.82%, due 01/09/21 (Cost $1,395,000 (9), Acquired 11/28/2006) (1) (2) (3) (4)	15,000
4,000,000		ARES CLO, (06-5RA), (144A), 0%, due 02/24/18 (Cost $3,840,000 (9), Acquired 03/08/2006) (1) (2) (3) (4) (7)	120,000
2,000,000		Avenue CLO, Ltd., (07-6A), (144A), 0%, due 07/17/19 (Cost $1,840,000 (9), Acquired 04/24/2007) (1) (2) (3) (4) (7)	60,000
10,000		Bering CDO, Ltd., (06-1A), (144A), 0%, due 09/07/46 (Cost $870,000 (9), Acquired 08/03/2006) (1) (2) (3) (4) (6) (7) (8)	—
1,185,149		Bering CDO, Ltd., (06-1A-C), (144A), 0%, due 09/07/46 (Cost $1,000,000 (9), Acquired 08/03/2006) (1) (2) (3) (4) (6) (8)	—
1,000	(5)	Centurion CDO VII, Ltd., (144A), 9.69%, due 01/30/16 (Cost $760,000 (9), Acquired 11/01/2006) (1) (2) (3) (4) (8)	100,000
2,000,000		Clydesdale CLO, Ltd., (06-1A), (144A), 0.86%, due 12/19/18 (Cost $1,860,000 (9), Acquired 01/16/2007) (1) (2) (3) (4) (8)	100,000
1,000,000		CW Capital Cobalt, (06-2A-K), (144A), 0%, due 04/26/50 (Cost $1,000,000 (9), Acquired 04/12/2006) (1) (2) (3) (4) (6)	20,000
1,000,000		CW Capital Cobalt II, (06-2A-PS), (144A), 0%, due 04/26/50 (Cost $940,000 (9), Acquired 04/12/2006) (1) (2) (3) (4) (6) (7) (8)	52,700
1,771,501		De Meer Middle Market CLO, Ltd., (06-1A), (144A), 19.74%, due 10/20/18 (Cost $1,734,261 (9), Acquired 08/03/2006) (1) (2) (3) (4)	354,300
857,103		De Meer Middle Market CLO, Ltd., (06-1A-E), (144A), 5.79%, due 10/20/18 (Cost $918,497 (9), Acquired 08/03/2006) (1) (2) (3) (4)	299,986
2,000,000		Duane Street CLO, (06-3-A), (144A), 20.97%, due 01/11/21 (Cost $1,860,000 (9), Acquired 11/15/2006) (1) (2) (3) (4)	160,000
1,000,000		FM Leveraged Capital Fund, (06-2A-E), (144A), 4.24%, due 11/15/20 (Cost $1,000,000 (9), Acquired 10/31/2006) (1) (2) (3) (4)	150,000
2,000	(5)	FM Leveraged Capital Fund II, (06-1A-PS), (144A), 0%, due 11/20/20 (Cost $1,860,000 (9), Acquired 10/31/2006) (1) (2) (3) (4) (6) (7)	60,000
2,000,000		Fortius Funding, Ltd., (06-2-A), (144A), 0%, due 02/03/42 (Cost $1,900,000 (9), Acquired 11/03/2006) (1) (2) (3) (4) (6) (7)	—
1,093,447		Fortius Funding, Ltd., (06-2-AE), (144A), 0%, due 02/03/42 (Cost $955,559 (9), Acquired 11/06/2006) (1) (2) (3) (4) (6)	—
1,000	(5)	Fortius I Funding, Ltd., (144A), 0%, due 07/12/41 (Cost $970,000 (9), Acquired 03/13/2006) (1) (2) (3) (4) (6) (7)	—
2,000,000		Galaxy CLO, Ltd., (06-6I), 7.95%, due 06/13/18(1) (2) (8)	140,000
2,000,000		Galaxy CLO, Ltd., (06-7A), (144A), 8.43%, due 10/13/18 (Cost $1,900,000 (9), Acquired 08/04/2006) (1) (2) (3) (4)	180,000
2,000,000		LCM CDO, LP, (5I), 21.1%, due 03/21/19(1) (2) (8)	220,000
1,500	(5)	Mantoloking CDO, Ltd., (144A), 0%, due 09/28/46 (Cost $1,417,500 (9), Acquired 11/21/2006) (1) (2) (3) (4) (6) (7) (8)	150
569,351		Mantoloking CDO, Ltd., (06-1A-E), (144A), 0%, due 08/28/46 (Cost $487,728 (9), Acquired 11/21/2006) (1) (2) (3) (4) (6) (8)	57

See accompanying Notes to Schedule of Investments.

Principal Amount			Value
$3,500,000		Octagon Investment Partners X, Ltd., (06-10A), (144A), 7.05%, due 10/18/20 (Cost $3,325,000 (9), Acquired 08/10/2006) (1) (2) (3) (4)	$350,000
3,000,000		Prospect Park CDO, Ltd., (06-1I), 14.23%, due 07/15/20(1) (2) (8)	390,000
1,750,000	(5)	Vertical CDO, Ltd., (06-1), (144A), 0%, due 04/22/46 (Cost $1,697,500 (9), Acquired 05/16/2006) (1) (2) (3) (4) (6) (7) (8)	17,500
2,000,000		Vertical CDO, Ltd., (06-2A), (144A), 0%, due 05/09/46 (Cost $1,860,000 (9), Acquired 05/19/2006) (1) (2) (3) (4) (6) (7) (8)	—
2,354,709		Vertical CDO, Ltd., (06-2A-C), (144A), 0%, due 05/09/46 (Cost $2,171,422 (9), Acquired 05/19/2006) (1) (2) (3) (4) (6) (8)	—
1,000,000	(5)	Whitehorse III, Ltd., (144A), 0%, due 05/01/18 (Cost $900,000 (9), Acquired 02/22/2007) (1) (2) (3) (4) (6) (7)	—

		Total Collateralized Debt Obligations (Cost: $2,789,693)	2,789,693

		Collateralized Mortgage Obligations (116.0%)

		Private Mortgage-Backed Securities (72.9%)
5,250,000		Adjustable Rate Mortgage Trust, (05-11-2A3), 5.303%, due 02/25/36(2)	2,320,052
2,822,733		Adjustable Rate Mortgage Trust, (05-4-6A22), 5.262%, due 08/25/35(2)	949,980
3,762,734		American Home Mortgage Assets, (05-2-2A1A), 5.156%, due 01/25/36(2)	2,111,259
3,555,824		Banc of America Funding Corp., (07-6-A2), 0.526%, due 07/25/37(2)	2,174,983
3,000,000		Banc of America Mortgage Securities, Inc., (06-2-A2), 6%, due 07/25/46(2)	2,233,446
3,421,839		Bear Stearns Adjustable Rate Mortgage Trust, (07-4-22A1), 5.981%, due 06/25/47(2)	2,289,039
2,815,325		Bear Stearns Alternative Loan Trust, (04-8-1A), 0.596%, due 09/25/34(2)	2,044,266
2,384,544		Bear Stearns Alternative Loan Trust, (06-2-22A1), 5.842%, due 03/25/36(2)	1,305,886
2,087,317		Bear Stearns Asset-Backed Securities Trust, (06-IM1-A1), 0.476%, due 04/25/36(2)	854,297
3,500,000		Citi Mortgage Alternative Loan Trust, (06-A3-1A7), 6%, due 07/25/36	2,247,783
4,297,691		Citigroup Mortgage Loan Trust, Inc., (05-8-1A1A), 5.307%, due 10/25/35(2)	3,171,446
1,847,743		Citigroup Mortgage Loan Trust, Inc., (05-8-2A5), 5.5%, due 09/25/35	1,374,175
2,532,621		Citigroup Mortgage Loan Trust, Inc., (06-AR6-1A1), 6.05%, due 08/25/36(2)	2,047,582
2,000,000		CitiMortgage Alternative Loan Trust, (06-A5-1A8), 6%, due 10/25/36	1,239,551
3,078,091		Countrywide Alternative Loan Trust, (06-15CB-A1), 6.5%, due 06/25/36	1,858,480
2,937,508		Countrywide Alternative Loan Trust, (06-36T2-1A4), 5.75%, due 12/25/36	1,839,655
2,791,217		Countrywide Alternative Loan Trust, (06-5T2-A3), 6%, due 04/25/36	2,108,124
3,000,000		Countrywide Alternative Loan Trust, (07-11T1-A21), 6%, due 05/25/37	1,720,044
4,000,000		Countrywide Alternative Loan Trust, (07-12T1-A5), 6%, due 06/25/37	2,274,424
3,036,582		Countrywide Alternative Loan Trust, (07-16CB-4A7), 6%, due 08/25/37	2,136,923
3,021,791		Countrywide Alternative Loan Trust, (07-18CB-2A25), 6%, due 08/25/37	2,179,370
5,646,270		Countrywide Alternative Loan Trust, (07-19-1A34), 6%, due 08/25/37	3,566,373
3,000,000		Countrywide Alternative Loan Trust, (07-19-1A4), 6%, due 08/25/37	1,622,445
2,668,964		Countrywide Alternative Loan Trust, (07-9T1-2A3), 6%, due 05/25/37	1,683,672
2,436,564		Countrywide Alternative Loan Trust, (08-2R-3A1), 6%, due 08/25/37	1,660,080
4,640,000		Countrywide Asset-Backed Certificates, (06-15-A6), 5.826%, due 10/25/46	3,066,003
2,262,342		Countrywide Home Loans, (04-HYB4-B1), 3.931%, due 09/20/34(2)	813,208
172,912,867		Countrywide Home Loans, (06-14-X), 0.348%, due 09/25/36(I/O)(2)	1,461,408
217,027,652		Countrywide Home Loans, (06-15-X), 0.396%, due 10/25/36(I/O)(2)	2,182,365
4,301,843		Countrywide Home Loans, (06-HYB2-1A1), 5.186%, due 04/20/36(2)	2,186,825
3,900,000		Countrywide Home Loans, (07-J2-2A6), 6%, due 07/25/37	1,634,874
3,516,364		Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36	2,185,826
2,123,828		Credit Suisse Mortgage Capital Certificates, (06-7-1A3), 5%, due 08/25/36	1,505,364

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$33,951,427	Credit Suisse Mortgage Capital Certificates, (06-9-7A2), 6.304%, due 11/25/36(I/O) (I/F)(2)	$3,907,398
2,469,125	Credit Suisse Mortgage Capital Certificates, (07-5-DB1), 7.048%, due 08/25/37(2)	148,177
5,500,000	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AB2-A2), 6.16%, due 06/25/36	2,848,127
2,906,789	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AR6-A6), 0.436%, due 02/25/37(2)	1,604,315
3,485,083	GSAA Home Equity Trust, (06-13-AF6), 6.04%, due 07/25/36	1,959,582
561,869	GSAA Home Equity Trust, (06-19-A1), 0.336%, due 12/25/36(2)	291,106
2,355,019	GSC Capital Corp. Mortgage Trust, (06-2-A1), 0.426%, due 05/25/36(2)	875,832
6,906,588	GSR Mortgage Loan Trust, (03-7F-1A4), 5.25%, due 06/25/33	4,488,210
241,089	GSR Mortgage Loan Trust, (04-3F-2A10), 17.198%, due 02/25/34(I/F)(2)	259,289
1,936,227	GSR Mortgage Loan Trust, (05-AR3-6A1), 5.03%, due 05/25/35(2)	1,641,378
3,905,625	GSR Mortgage Loan Trust, (06-1F-1A5), 29.171%, due 02/25/36(I/F) (TAC)(2)	4,161,000
12,323,301	Indymac Index Mortgage Loan Trust, (06-AR13-A4X), 5.01%, due 07/25/36(2) (I/O)	874,735
4,035,626	JP Morgan Alternative Loan Trust, (07-A1-2A1), 5.921%, due 03/25/37(2)	2,267,801
4,000,000	JP Morgan Mortgage Trust, (05-A8-2A3), 4.948%, due 11/25/35(2)	2,774,081
3,761,394	JP Morgan Mortgage Trust, (07-S2-1A1), 5%, due 06/25/37	3,138,354
3,678,731	Lehman XS Trust, (07-14H-A211), 0.506%, due 07/25/47(2) (6)	1,680,031
3,474,365	MASTR Alternative Loans Trust, (07-HF1-4A1), 7%, due 10/25/47	2,001,427
2,114,023	Merrill Lynch Mortgage Backed Securities Trust, (07-2-1A1), 5.8%, due 08/25/36(2)	1,427,320
3,696,193	Morgan Stanley Mortgage Loan Trust, (06-2-6A), 6.5%, due 02/25/36	2,292,117
3,461,359	Morgan Stanley Mortgage Loan Trust, (07-13-6A1), 6%, due 10/25/37	1,977,297
2,930,148	Morgan Stanley Mortgage Loan Trust, (07-14AR-6A1), 6.233%, due 11/25/37(2)	1,789,761
3,066,950	Morgan Stanley Mortgage Loan Trust, (07-15AR-4A1), 6.534%, due 11/25/37(2)	1,889,037
7,599,000	Nomura Asset Acceptance Corp., (06-AR1-1A), 5.133%, due 02/25/36(2)	4,495,382
2,000,000	Nomura Asset Acceptance Corp., (07-1-1A2), 5.669%, due 03/25/47(2)	749,521
2,500,000	Novastar Home Equity Loan, (04-2-M4), 1.446%, due 09/25/34(2)	1,504,923
3,036,058	Prime Mortgage Trust, (06-DR1-2A1), (144A), 5.5%, due 05/25/35(3)	2,543,376
2,410,303	Residential Accredit Loans, Inc., (05-QA7-M1), 5.34%, due 07/25/35(2)	132,923
2,721,144	Residential Accredit Loans, Inc., (06-QS1-A3), 5.75%, due 01/25/36(PAC)	1,838,920
5,000,000	Residential Accredit Loans, Inc., (06-QS8-A3), 6%, due 08/25/36	2,631,186
2,122,764	Residential Accredit Loans, Inc., (07-QS6-A62), 5.5%, due 04/25/37(TAC)	1,197,271
2,779,000	Residential Asset Securitization Trust, (05-A8CB-A3), 5.5%, due 07/25/35	1,707,393
2,750,000	Residential Asset Securitization Trust, (07-A2-1A1), 6%, due 04/25/37	1,519,116
11,461,253	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37(I/O)(2)	2,020,619
229,918,573	Residential Funding Mortgage Securities, (06-S9-AV), 0.303%, due 09/25/36(I/O)(2)	1,396,732
2,035,389	Residential Funding Mortgage Securities I, (07-S6-1A10), 6%, due 06/25/37	1,514,902
5,000,000	Soundview Home Equity Loan Trust, (06-WF1-A3), 5.505%, due 10/25/36(2)	2,561,887
2,955,046	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 5.875%, due 10/25/35(2)	1,764,979
3,342,004	Structured Adjustable Rate Mortgage Loan Trust, (05-23-3A1), 6.094%, due 01/25/36(2)	2,241,961
2,490,843	Structured Adjustable Rate Mortgage Loan Trust, (06-3-4A), 6%, due 04/25/36	1,573,133
1,818,829	Structured Adjustable Rate Mortgage Loan Trust, (07-9-2A1), 5.907%, due 10/25/47(2)	992,756
1,015,266	Terwin Mortgage Trust, (06-17HE-A2A), (144A), 0.326%, due 01/25/38(2) (3)	785,933
4,038,209	Washington Mutual Alternative Mortgage Pass-Through Certificates, (05-7-3CB), 6.5%, due 08/25/35	2,908,352
4,291,977	Washington Mutual Mortgage Pass-Through Certificates, (06-3-4CB), 6.5%, due 03/25/36	2,449,735
4,016,454	Washington Mutual Mortgage Pass-Through Certificates, (07-HY6-2A1), 5.667%, due 06/25/37(2)	2,647,326
1,736,590	Wells Fargo Mortgage Backed Securities Trust, (06-11-A8), 6%, due 09/25/36	1,390,965
2,666,974	Wells Fargo Mortgage Backed Securities Trust, (06-2-1A4), 18.711%, due 03/25/36(I/F)(2)	2,585,167
2,685,558	Wells Fargo Mortgage Backed Securities Trust, (06-AR10-5A1), 5.592%, due 07/25/36(2)	1,906,889

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$4,500,000	Wells Fargo Mortgage Backed Securities Trust, (07-8-2A10), 6%, due 07/25/37(PAC)	$3,482,321
2,917,246	Wells Fargo Mortgage Backed Securities Trust, (07-AR3-A4), 6.058%, due 04/25/37(2)	2,146,194

	Total Private Mortgage-Backed Securities	161,035,445

	U.S. Government Agency Obligations (43.1%)
3,579,205	Federal Home Loan Mortgage Corp., (2654-CO), 0%, due 08/15/33(P/O)(6)	1,671,387
3,258,000	Federal Home Loan Mortgage Corp., (2684-SN), 27.033%, due 10/15/33(I/F)(2)	3,584,467
5,688,598	Federal Home Loan Mortgage Corp., (2691-CO), 0%, due 10/15/33(P/O)(6)	4,262,508
1,820,975	Federal Home Loan Mortgage Corp., (2870-EO), 0%, due 10/15/34(P/O)(6)	1,361,966
2,330,094	Federal Home Loan Mortgage Corp., (2937-SW), 19.855%, due 02/15/35(I/F) (TAC)(2)	2,401,864
832,360	Federal Home Loan Mortgage Corp., (2950-GS), 21.033%, due 03/15/35(I/F)(2)	858,917
2,487,176	Federal Home Loan Mortgage Corp., (2951-NS), 21.033%, due 03/15/35(I/F)(2)	2,629,432
612,085	Federal Home Loan Mortgage Corp., (2962-GT), 16%, due 04/15/35(I/F) (TAC)(2)	624,179
951,267	Federal Home Loan Mortgage Corp., (2990-JK), 21.031%, due 03/15/35(I/F)(2)	1,039,720
1,486,438	Federal Home Loan Mortgage Corp., (3000-SR), 19.355%, due 03/15/35(I/F) (TAC)(2)	1,528,949
2,242,315	Federal Home Loan Mortgage Corp., (3014-SJ), 10.902%, due 08/15/35(I/F)(2)	2,096,973
1,553,120	Federal Home Loan Mortgage Corp., (3019-SQ), 34.282%, due 06/15/35(I/F)(2)	1,815,666
1,549,387	Federal Home Loan Mortgage Corp., (3035-TP), 6.5%, due 12/15/33(I/F)(2)	1,512,250
3,226,609	Federal Home Loan Mortgage Corp., (3063-JS), 27.701%, due 11/15/35(I/F)(2)	3,661,546
494,879	Federal Home Loan Mortgage Corp., (3076-ZQ), 5.5%, due 11/15/35(PAC)	472,360
1,144,943	Federal Home Loan Mortgage Corp., (3077-ZW), 4.5%, due 08/15/35	1,151,224
1,161,868	Federal Home Loan Mortgage Corp., (3092-CS), 18.545%, due 12/15/35(I/F) (TAC)(2)	1,189,621
1,209,681	Federal Home Loan Mortgage Corp., (3092-LO), 0%, due 12/15/35(P/O) (TAC)(6)	880,979
1,345,143	Federal Home Loan Mortgage Corp., (3092-OL), 0%, due 12/15/35(P/O)(6)	918,111
20,429,604	Federal Home Loan Mortgage Corp., (3122-SG), 5.387%, due 03/15/36(I/O) (I/F) (TAC) (PAC)(2)	1,519,719
1,953,726	Federal Home Loan Mortgage Corp., (3128-OJ), 0%, due 03/15/36(P/O)(6)	1,742,222
1,462,815	Federal Home Loan Mortgage Corp., (3146-SB), 22.758%, due 04/15/36(I/F)(2)	1,539,925
357,859	Federal Home Loan Mortgage Corp., (3153-NK), 22.684%, due 05/15/36(I/F)(2)	371,915
1,125,390	Federal Home Loan Mortgage Corp., (3161-SA), 22.574%, due 05/15/36(I/F)(2)	1,156,873
3,164,058	Federal Home Loan Mortgage Corp., (3185-SA), 10.722%, due 07/15/36(I/F)(2)	3,052,388
865,170	Federal Home Loan Mortgage Corp., (3186-SB), 21.841%, due 07/15/36(I/F)(2)	928,755
20,625,727	Federal Home Loan Mortgage Corp., (3323-SA), 5.867%, due 05/15/37(I/O) (I/F)(2)	2,202,638
959,817	Federal Home Loan Mortgage Corp., (3330-SB), 22.941%, due 06/15/37(I/F) (TAC)(2)	983,491
2,310,668	Federal Home Loan Mortgage Corp., (3349-SD), 21.658%, due 07/15/37(I/F)(2)	2,448,838
838,196	Federal Home Loan Mortgage Corp., (3457-PO), 0%, due 09/15/36(P/O)(6)	789,672
7,327,440	Federal Home Loan Mortgage Corp., (3459-JS), 6.007%, due 06/15/38(I/O) (I/F)(2)	651,359
27,343,735	Federal National Mortgage Association, (04-53-QV), 1.59%, due 02/25/34(I/O) (I/F)(2)	1,059,570
3,273,565	Federal National Mortgage Association, (05-1-GZ), 5%, due 02/25/35	3,307,869
3,702,490	Federal National Mortgage Association, (05-13-JS), 22.019%, due 03/25/35(I/F)(2)	3,536,733
1,447,297	Federal National Mortgage Association, (05-44-TS), 19.013%, due 03/25/35(I/F) (TAC)(2)	1,486,252
1,654,212	Federal National Mortgage Association, (05-62-BO), 0%, due 07/25/35(P/O)(6)	1,359,108
1,248,352	Federal National Mortgage Association, (05-69-HO), 0%, due 08/25/35(P/O)(6)	1,075,502
103,533	Federal National Mortgage Association, (05-87-ZQ), 4.5%, due 10/25/25	103,502
989,117	Federal National Mortgage Association, (05-92-DT), 6%, due 10/25/35(I/F) (TAC)(2)	866,310
96,034	Federal National Mortgage Association, (06-14-SP), 22.733%, due 03/25/36(I/F) (TAC)(2)	95,797
581,266	Federal National Mortgage Association, (06-15-LO), 0%, due 03/25/36(P/O)(6)	572,254

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$2,402,646	Federal National Mortgage Association, (06-45-SP), 22.307%, due 06/25/36(I/F)(2)	$2,450,899
1,262,909	Federal National Mortgage Association, (06-57-SA), 22.087%, due 06/25/36(I/F)(2)	1,361,664
1,493,299	Federal National Mortgage Association, (06-67-DS), 24.217%, due 07/25/36(I/F)(2)	1,585,595
10,425,350	Federal National Mortgage Association, (07-42-SE), 5.864%, due 05/25/37(I/O) (I/F)(2)	1,004,052
23,987,152	Federal National Mortgage Association, (07-48-SD), 5.854%, due 05/25/37(I/O) (I/F)(2)	1,947,541
17,977,461	Federal National Mortgage Association, (07-53-SG), 6.354%, due 06/25/37(I/O) (I/F)(2)	1,810,949
1,780,095	Federal National Mortgage Association, (07-58-SL), 15.509%, due 06/25/36(I/F)(2)	1,903,089
9,596,444	Federal National Mortgage Association, (07-65-KI), 6.374%, due 07/25/37(I/O) (I/F)(2)	1,037,381
11,950,423	Federal National Mortgage Association, (08-86-SH), 6.154%, due 12/25/38(I/O) (I/F)(2)	1,178,610
4,947,614	Government National Mortgage Association, (05-45-DK), 21.035%, due 06/16/35(I/F)(2)	5,199,294
30,197,141	Government National Mortgage Association, (06-35-SA), 6.354%, due 07/20/36(I/O) (I/F)(2)	2,459,385
54,204,827	Government National Mortgage Association, (06-61-SA), 4.504%, due 11/20/36(I/O) (I/F) (TAC)(2)	3,334,101
27,346,040	Government National Mortgage Association, (08-53-TS), 6.224%, due 05/20/38(I/O) (I/F) (TAC)(2)	2,442,116
34,181,233	Government National Mortgage Association, (08-58-TS), 6.154%, due 05/20/38(I/O) (I/F) (TAC)(2)	3,147,842

	Total U.S. Government Agency Obligations	95,375,329

	Total Collateralized Mortgage Obligations (Cost: $231,481,851)	256,410,774

	Total Fixed Income Securities (Cost: $ 236,912,047) (117.3%)	259,236,010

	Convertible Securities

	Convertible Corporate Bonds (4.2%)

	Banking (0.7%)
907,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25	855,981
683,000	National City Corp., 4%, due 02/01/11	691,538

	Total Banking	1,547,519

	Communications (0.5%)
1,297,000	Ciena Corp., 0.25%, due 05/01/13	1,045,892

	Electronics (0.6%)
45,000	JA Solar Holdings Co., Ltd., 4.5%, due 05/15/13	33,581
751,000	LSI Logic Corp., 4%, due 05/15/10	759,449
220,000	Xilinx, Inc., 3.125%, due 03/15/37	194,425
339,000	Xilinx, Inc., (144A), 3.125%, due 03/15/37(3)	299,591

	Total Electronics	1,287,046

	Healthcare Providers (0.4%)
1,186,000	Omnicare, Inc., 3.25%, due 12/15/35	916,185

	Medical Supplies (0.1%)
160,000	Integra LifeSciences Holdings Corp., (144A), 2.375%, due 06/01/12(3)	142,400
160,000	Integra LifeSciences Holdings Corp., (144A), 2.75%, due 06/01/10(3)	156,800

	Total Medical Supplies	299,200

	Metals (0.1%)
370,000	Coeur d’Alene Mines Corp., 3.25%, due 03/15/28	328,837

	Oil & Gas (0.6%)
443,000	Transocean, Inc., Class A, 1.625%, due 12/15/37	443,000

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$442,000	Transocean, Inc., Class B, 1.5%, due 12/15/37	$428,740
442,000	Transocean, Inc., Class C, 1.5%, due 12/15/37	423,215

	Total Oil & Gas	1,294,955

	Pharmaceuticals (0.2%)
357,000	United Therapeutics Corp., (144A), 0.5%, due 10/15/11(3)	487,751

	Real Estate (0.9%)
1,517,000	Affordable Residential Communities, Inc., (144A), 7.5%, due 08/15/25 (Cost $1,516,330, Acquired 08/03/2005-05/12/2006) (1) (3) (4)	1,642,152
362,000	ProLogis, 2.625%, due 05/15/38	312,678

	Total Real Estate	1,954,830

	Retailers (0.1%)
140,000	RadioShack Corp., (144A), 2.5%, due 08/01/13(3)	142,625

	Total Convertible Corporate Bonds (Cost: $9,104,750)	9,304,840

Number of Shares
	Convertible Preferred Stocks (2.0%)

	Commercial Services (0.1%)
10,940	United Rentals Trust I, $3.25	274,867

	Electric Utilities (0.3%)
16,500	AES Corp., $3.375	726,000

	Financial Services (0.1%)
2,724	Vale Capital, Ltd., Series A, $2.75	126,156
1,612	Vale Capital, Ltd., Series B, $2.75	77,275

	Total Financial Services	203,431

	Food Products (0.1%)
5,900	Archer-Daniels-Midland Co., $3.125	235,410

	Insurance (0.3%)
13,105	Reinsurance Group of America, Inc., $2.875	781,386

	Media (0.3%)
800	Interpublic Group of Cos., Inc., (144A), $52.50 (3)	602,200

	Oil, Gas & Consumable Fuels (0.3%)
8,445	Chesapeake Energy Corp., $4.50	703,468

	Pharmaceuticals (0.2%)
330	Mylan, Inc., $65.00	341,745

	Road & Rail (0.3%)
660	Kansas City Southern, $51.25	688,215

	Total Convertible Preferred Stocks (Cost: $5,220,700)	4,556,722

	Total Convertible Securities (Cost: $ 14,325,450) (6.2%)	13,861,562

See accompanying Notes to Schedule of Investments.

Number of Shares		Value

	Common Stock (0.0%)

	Biotechnology (0.0%)
2,425	Talecris Biotherapeutics Holdings Corp.	$46,075

	Total Common Stock (Cost: $46,075) (0.0%)	46,075

Principal Amount

	Short-Term Investments (5.3%)
11,647,932	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 10/01/09 (collateralized by $11,890,000, U.S. Treasury Bill, 0.14%, due 02/11/10, valued at $11,884,055) (Total Amount to be Received Upon Repurchase $11,647,935)	11,647,932

	Total Short-Term Investments (Cost: $11,647,931)	11,647,932

	TOTAL INVESTMENTS (Cost $262,931,503) (128.8%)	284,791,579
	LIABILITIES IN EXCESS OF OTHER ASSETS (-28.8%)	(63,714,409)

	NET ASSETS (100.0%)	$221,077,170

Notes to Schedule of Investments:

(1)		Illiquid security.
(2)		Floating or variable rate security. The interest shown reflects the rate in effect at September 30, 2009.
(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $8,842,521 or 4.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(4)		Restricted security (Note 4).
(5)		Represents number of preferred shares.
(6)		As of September 30, 2009, security is not accruing interest.
(7)		Non-income producing security.
(8)		Fair valued security (Note 1).
(9)		Represents original acquisition cost prior to recognition of impairment in security.
CDO	-	Collateralized Debt Obligation.
CLO	-	Collateralized Loan Obligation.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.

See accompanying Notes to Schedule of Investments.

Investments by Industry (Unaudited)	September 30, 2009

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	72.9%
U.S. Government Agency Obligations	43.1
Collateralized Debt Obligations	1.3
Real Estate	0.9
Banking	0.7
Oil & Gas	0.6
Electronics	0.6
Communications	0.5
Healthcare Providers	0.4
Pharmaceuticals	0.4
Insurance	0.3
Electric Utilities	0.3
Oil, Gas & Consumable Fuels	0.3
Road & Rail	0.3
Media	0.3
Metals	0.1
Medical Supplies	0.1
Commercial Services	0.1
Food Products	0.1
Financial Services	0.1
Retailers	0.1
Biotechnology	0.0	*
Asset Backed Securities	0.0	*
Short-Term Investments	5.3

Total	128.8%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

Notes to Schedule of Investments (Unaudited)	September 30, 2009

Note 1—Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (the “Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended and is traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective. TCW Investment Management Company (the “Advisor”) is the Investment Advisor to the Fund and is registered under the Investment Advisors Act of 1940.

Security Valuation: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

The Fund invests in asset-backed securities and collateralized debt obligation securities, which are valued based on prices supplied by dealers who make markets in such securities. However, such markets have become illiquid, and therefore, the value of these securities may differ from the realized values had a liquid market existed for these investments, and the differences could be material. At September 30, 2009, the total value of these securities amount to $2,825,236 or 1.28% of the Fund’s net assets.

The Fund invests a portion of its assets in below-investment grade debt securities, including asset-backed securities and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Recent instability in the markets for fixed-income securities, particularly securities with sub-prime exposure, has resulted in increased volatility of market prices and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or mean prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. At September 30, 2009, thirteen securities were fair valued with a market value of $1,020,407 or 0.46% of the Fund’s net assets.

The Funds adopted Fair Value Measurements and Disclosures – Overall Subtopic (“Subtopic 820-10”) of the Financial Accounting Standards Board (“FASB”) “Accounting Standards Codification”, originally issued as FASB Statement No. 157, “Fair Value Measurements”.

In accordance with Subtopic 820-10, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. Subtopic 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The funds adopted Subtopic 820-10 originally issued as FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Deceased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”), effective January 1, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with Subtopic 820-10 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance for identifying circumstances that indicate a transaction is not orderly.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset Backed Securities	$—	$—	$35,543	$35,543
Collateralized Debt Obligations	—	—	2,789,693	2,789,693
Collateralized Mortgage Obligations
Private Mortgage-Backed Securities	—	161,035,445	—	161,035,445
U.S. Government Agency Obligations	—	95,375,329	—	95,375,329

Total Collateralized Mortgage Obligations	—	256,410,774	—	256,410,774

Total Fixed Income Securities	—	256,410,774	2,825,236	259,236,010

Convertible Securities
Convertible Corporate Bonds
Banking	—	1,547,519	—	1,547,519
Communications	—	1,045,892	—	1,045,892
Electronics	—	1,287,046	—	1,287,046
Healthcare Providers	—	916,185	—	916,185
Medical Supplies	—	299,200	—	299,200
Metals	—	328,837	—	328,837
Oil & Gas	—	1,294,955	—	1,294,955
Pharmaceuticals	—	487,751	—	487,751
Real Estate	—	1,954,830	—	1,954,830
Retailers	—	142,625	—	142,625

Total Convertible Corporate Bonds	—	9,304,840	—	9,304,840

Convertible Preferred Stocks
Commercial Services	—	274,867	—	274,867
Electric Utilities	726,000	—	—	726,000
Financial Services	203,431	—	—	203,431
Food Products	—	235,410	—	235,410
Insurance	781,386	—	—	781,386
Media	—	602,200	—	602,200
Oil, Gas & Consumable Fuels	703,468	—	—	703,468
Pharmaceuticals	341,745	—	—	341,745
Road & Rail	—	688,215	—	688,215

Total Convertible Preferred Stocks	2,756,030	1,800,692	—	4,556,722

Total Convertible Securities	2,756,030	11,105,532	—	13,861,562

Common Stock
Biotechnology	46,075	—	—	46,075

Total Common Stock	46,075	—	—	46,075

Total Investments	2,802,105	267,516,306	2,825,236	273,143,647

Short-Term Investment
Short-Term Investment	—	11,647,932	—	11,647,932

Total	$2,802,105	$279,164,238	$2,825,236	$284,791,579

Following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of 12/31/08	Accrued Discounts (Premiums)	Realized Gain/Loss and Change in Unrealized Appreciation/ Depreciation	Net Purchases (Sales)	Net Transfers in and/or Out of Level 3	Balance as of 09/30/09	Net Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held as of 09/30/09
Fixed Income Securities
Asset Backed Securities	$426,763	$0	$1,567,115	$(1,958,335)	$0	$35,543	$23,847,979
Collateralized Debt Obligations	5,027,235	0	(2,576,918)	339,376	0	2,789,693	—

Total	$5,453,998	$0	$(1,009,803)	$(1,618,959)	$0	$2,825,236	$23,847,979

Note 2—Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At September 30, 2009, net unrealized appreciation (depreciation) for federal income tax purposes is comprised of the following components:

Appreciated securities	$42,388,201
Depreciated securities	(20,528,125)

Net unrealized appreciation	$21,860,076

Cost of securities for federal income tax purposes	$262,931,503

The Fund is subject to the provisions of Subtopic 740-10 originally issued as FASB Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109. Subtopic 740-10 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at September 30, 2009, nor were there any increases or decreases in unrecognized tax benefits for the period then ended; and therefore no interest or penalties were accrued. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 3—Security Lending:

The Fund can lend securities to brokers. The brokers must provide collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. The Fund receives income, net of broker fees, by investing the collateral. The Fund did not lend securities anytime during the nine months ended September 30, 2009.

Note 4—Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding Rule 144A issues) at September 30, 2009. However, certain 144A securities were deemed illiquid as of September 30, 2009 and therefore were considered restricted. Aggregate cost and fair value of such securities held at September 30, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as a Percentage of Fund’s Net Assets
Total of Restricted Securities	$3,556,081	$3,681,845	1.67%

Note 5—Subsequent Events:

In accordance with the provisions set forth in Subsequent Events – Overall Subtopic (“Subtopic 855-10”) of the FASB “Accounting Standards Codification”, originally issued as FASB Statement of Financial Accounting Standards No. 165 “Subsequent Events,” management has evaluated the possibility of subsequent events existing in this report through November 11, 2009. Management has determined that there are no material events that would require recognition or disclosure in this report through this date.

Item 2.	Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ Ronald R. Redell

Ronald R. Redell Chief Executive Officer

Date	November 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell

Ronald R. Redell Chief Executive Officer

Date	November 11, 2009

By (Signature and Title)	/s/ David S. DeVito

David S. DeVito Chief Financial Officer

Date	November 11, 2009